Segments (Details 1)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 28,885,579	¥ 203,548,005	¥ 487,938,864	¥ 358,649,298
Holographic Technology LiDAR Products [Member]
Segment Reporting Information [Line Items]
Revenues	2,317,478	16,330,569	45,086,319	58,923,457
Holographic Technology Intelligence Vision Software And Technology Development Service [Member]
Segment Reporting Information [Line Items]
Revenues	6,518,001	45,930,400	12,658,954	14,277,873
Holographic Technology Licensing And Content Product [Member]
Segment Reporting Information [Line Items]
Revenues	793,986	5,594,979	29,093,110	31,105,495
Holographic Hardware Sales [Member]
Segment Reporting Information [Line Items]
Revenues	69,473	489,558	67,158,275	27,564,396
Total Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	$ 9,698,938	¥ 68,345,506	¥ 153,996,658	¥ 131,871,221